Subsequent events (FY) (Details)			1 Months Ended	3 Months Ended			8 Months Ended	12 Months Ended
	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($)	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 30, 2020 $ / shares	Sep. 30, 2020 $ / shares	Jul. 20, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 24, 2020 $ / shares	Mar. 17, 2020 $ / shares	Dec. 19, 2019 $ / shares	Nov. 04, 2019 $ / shares	Dec. 12, 2018 shares
Subsequent Event [Line Items]
Proceeds from shares issued								$ 18,053,000	$ 15,826,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Number of warrants in each unit (in shares) | shares																		1
Term of warrants										72 months				84 months		24 months	24 months
Number of shares of common stock issuable per warrant (in shares) | shares																		0.50
Warrants, exercise price (in dollars per share) | $ / shares										$ 1.00	$ 0.65	$ 1.05	$ 0.75	$ 1.25	$ 1.62	$ 5.00	$ 5.00
Warrants exercised (in shares) | shares				1,839,275	1,687,690		1,144,999	1,937,690
Proceeds from warrant exercises				$ 1,310,000		$ 0		$ 1,048,000	$ 4,007,000
Stock options granted (in shares) | shares								1,050,000
Forecast
Subsequent Event [Line Items]
Warrants, exercise price (in dollars per share) | $ / shares			$ 4.25
Warrants, reduced exercise price (in dollars per share) | $ / shares			$ 1.25
Warrants exercised (in shares) | shares			1,047,609
Proceeds from warrant exercises			$ 1,300,000
Stock options granted (in shares) | shares				5,479,000
Private Placement
Subsequent Event [Line Items]
Sale of stock, consideration	$ 4,100,000
Sale of stock, price (in dollars per share) | $ / shares	$ 1.25
Number of shares of stock in each unit (in shares) | shares	1
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of warrants in each unit (in shares) | shares	1
Number of shares of common stock issuable per warrant (in shares) | shares	1
Private Placement | Officers and directors
Subsequent Event [Line Items]
Proceeds from shares issued	$ 1,600,000
Old Plank Trail Community Bank, N.A. | Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 6,000,000.0
Old Plank Trail Community Bank, N.A. | Line of credit
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 6,000,000.0
Fixed charge coverage ratio		1.25
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Sale of stock, consideration	$ 4,100,000
Sale of stock, price (in dollars per share) | $ / shares	$ 1.25
Number of shares of stock in each unit (in shares) | shares	1
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of warrants in each unit (in shares) | shares	1
Term of warrants	6 years
Number of shares of common stock issuable per warrant (in shares) | shares	1
Gross proceeds received	$ 3,100,000
Gross proceeds receivable	$ 1,000,000
Warrants, exercise price (in dollars per share) | $ / shares	$ 1.45
Subsequent Event | Private Placement | Officers and directors
Subsequent Event [Line Items]
Proceeds from shares issued	$ 1,600,000
Subsequent Event | Old Plank Trail Community Bank, N.A. | Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 6,000,000.0
Subsequent Event | Old Plank Trail Community Bank, N.A. | Line of credit
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 6,000,000.0
Fixed charge coverage ratio		1.25